Risk and Capital Management (Tables)	12 Months Ended
Dec. 31, 2023
Risk And Capital Management
Schedule of financial assets at amortized cost and at fair value

12/31/2023					12/31/2022
Financial Assets (1)	Expected Loss	Reduction/(Increase) of Expected Loss			Financial Assets (1)	Expected Loss	Reduction/(Increase) of Expected Loss
		Pessimistic scenario	Base scenario	Optimistic scenario			Pessimistic scenario	Base scenario	Optimistic scenario
1,302,826	(51,884)	(2,298)	422	1,090	1,256,752	(54,476)	(530)	198	530
1)	Composed of Loan operations, lease operations and securities.

Schedule of maximum exposure of financial assets to credit risk

	12/31/2023			12/31/2022
	Brazil	Abroad	Total	Brazil	Abroad	Total
Financial Assets	1,772,360	466,854	2,239,214	1,543,194	511,277	2,054,471
At Amortized Cost	1,206,141	334,680	1,540,821	1,112,594	350,447	1,463,041
Interbank deposits	22,248	28,759	51,007	18,955	40,637	59,592
Securities purchased under agreements to resell	235,656	2,665	238,321	218,339	3,440	221,779
Securities	227,232	33,511	260,743	185,658	27,368	213,026
Loan and lease operations	658,471	252,119	910,590	636,836	272,586	909,422
Other financial assets	102,555	25,144	127,699	96,081	13,828	109,909
(-) Provision for Expected Loss	(40,021)	(7,518)	(47,539)	(43,275)	(7,412)	(50,687)
At Fair Value Through Other Comprehensive Income	53,130	76,909	130,039	54,134	72,614	126,748
Securities	53,130	76,909	130,039	54,134	72,614	126,748
At Fair Value Through Profit or Loss	513,089	55,265	568,354	376,466	88,216	464,682
Securities	497,042	14,710	511,752	364,039	21,060	385,099
Derivatives	14,696	40,555	55,251	11,052	67,156	78,208
Other financial assets	1,351	-	1,351	1,375	-	1,375
Financial liabilities - provision for expected loss	3,706	492	4,198	3,040	644	3,684
Loan Commitments	3,062	249	3,311	2,622	252	2,874
Financial Guarantees	644	243	887	418	392	810
Off-balance sheet	485,517	68,033	553,550	472,372	72,005	544,377
Financial Guarantees	83,413	19,209	102,622	71,524	20,255	91,779
Letters of credit to be released	20,850	-	20,850	47,354	-	47,354
Loan commitments	381,254	48,824	430,078	353,494	51,750	405,244
Mortgage loans	16,368	-	16,368	15,423	-	15,423
Overdraft accounts	171,725	-	171,725	157,408	-	157,408
Credit cards	189,141	3,297	192,438	177,658	3,754	181,412
Other pre-approved limits	4,020	45,527	49,547	3,005	47,996	51,001
Total	2,254,171	534,395	2,788,566	2,012,526	582,638	2,595,164

Schedule of loan and lease operations

	12/31/2023%		12/31/2022%
Industry and commerce	186,198	20.4%	197,351	21.7%
Services	182,795	20.1%	177,180	19.5%
Other sectors	38,078	4.2%	37,072	4.1%
Individuals	503,519	55.3%	497,819	54.7%
Total	910,590	100.0%	909,422	100.0%

Schedule of other financial assets

	12/31/2023%		12/31/2022%
Public sector	831,963	66.7%	691,371	63.8%
Services	150,100	12.0%	167,176	15.4%
Other sectors	145,163	11.7%	119,436	11.0%
Financial	119,887	9.6%	106,469	9.8%
Total	1,247,113	100.0%	1,084,452	100.0%
1)	Includes Financial Assets at Fair Value through Profit and Loss, Financial Assets at Fair Value through Other Comprehensive Income and Financial Assets at Amortized Cost, except for Loan and Lease Operations and Other Financial Assets.

Schedule of breakdown of indicators of credit quality

	12/31/2023
	Stage 1				Stage 2				Stage 3				Total Consolidated of 3 Stages
	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total
Individuals	317,335	246,809	550	564,694	63,579	10,972	2	74,553	35,702	147	-	35,849	416,616	257,928	552	675,096
Corporate	130,916	30,053	70,585	231,554	956	461	146	1,563	4,589	35	2,666	7,290	136,461	30,549	73,397	240,407
Micro/Small and medium companies	145,422	95,886	11,053	252,361	13,087	1,216	110	14,413	10,601	90	201	10,892	169,110	97,192	11,364	277,666
Foreign loans - Latin America	166,981	42,206	16,325	225,512	12,077	2,091	958	15,126	9,345	112	26	9,483	188,403	44,409	17,309	250,121
Total	760,654	414,954	98,513	1,274,121	89,699	14,740	1,216	105,655	60,237	384	2,893	63,514	910,590	430,078	102,622	1,443,290
%	59.7%	32.6%	7.7%	100.0%	84.9%	14.0%	1.1%	100.0%	94.8%	0.6%	4.6%	100.0%	63.1%	29.8%	7.1%	100.0%

	12/31/2022
	Stage 1				Stage 2				Stage 3				Total Consolidated of 3 Stages
	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total
Individuals	305,210	233,996	511	539,717	59,639	8,538	1	68,178	35,254	226	-	35,480	400,103	242,760	512	643,375
Corporate	133,205	29,853	60,209	223,267	901	32	444	1,377	5,162	11	2,551	7,724	139,268	29,896	63,204	232,368
Micro/Small and medium companies	142,621	84,619	9,520	236,760	12,299	1,494	115	13,908	9,976	265	123	10,364	164,896	86,378	9,758	261,032
Foreign loans - Latin America	182,516	44,542	16,912	243,970	13,863	1,544	1,279	16,686	8,776	124	114	9,014	205,155	46,210	18,305	269,670
Total	763,552	393,010	87,152	1,243,714	86,702	11,608	1,839	100,149	59,168	626	2,788	62,582	909,422	405,244	91,779	1,406,445
%	61.4%	31.6%	7.0%	100.0%	86.6%	11.6%	1.8%	100.0%	94.5%	1.0%	4.5%	100.0%	64.7%	28.8%	6.5%	100.0%

Schedule of internal rating

Internal rating	12/31/2023				12/31/2022
	Stage 1	Stage 2	Stage 3	Total loan operations	Stage 1	Stage 2	Stage 3	Total loan operations
Low	702,746	65,971	-	768,717	705,625	62,501	-	768,126
Medium	57,893	12,087	-	69,980	57,508	14,095	-	71,603
High	15	11,641	-	11,656	419	10,106	-	10,525
Credit-Impaired	-	-	60,237	60,237	-	-	59,168	59,168
Total	760,654	89,699	60,237	910,590	763,552	86,702	59,168	909,422
%	83.5%	9.9%	6.6%	100.0%	84.0%	9.5%	6.5%	100.0%

Schedule of maximum exposure of other financial assets by type and classification of credit risk
Other financial assets

	12/31/2023
	Fair value	Stage 1		Stage 2		Stage 3
		Cost	Fair value	Cost	Fair value	Cost	Fair value
Investment funds	26,570	21,030	20,559	5,971	5,971	40	40
Government securities	610,756	610,088	610,756	-	-	-	-
Brazilian government	520,964	520,375	520,964	-	-	-	-
Other government	-	36	-	-	-	-	-
Latin America	54,612	54,443	54,612	-	-	-	-
Abroad	35,180	35,234	35,180	-	-	-	-
Corporate securities	264,354	262,020	258,662	6,433	5,135	1,433	557
Rural product note	42,159	41,685	41,646	322	310	331	203
Real estate receivables certificates	7,562	7,631	7,562	-	-	-	-
Bank deposit certificate	191	181	181	10	10	-	-
Debentures	135,134	132,727	131,279	4,693	3,530	842	325
Eurobonds and other	7,037	6,858	6,859	175	171	24	7
Financial bills	24,125	24,114	24,114	13	11	-	-
Promissory and commercial notes	12,832	12,503	12,472	361	360	-	-
Other	35,314	36,321	34,549	859	743	236	22
Total	901,680	893,138	889,977	12,404	11,106	1,473	597

	12/31/2022
	Fair value	Stage 1		Stage 2		Stage 3
		Cost	Fair value	Cost	Fair value	Cost	Fair value
Investment funds	32,491	27,660	27,140	5,259	5,259	92	92
Government securities	479,241	483,477	479,241	-	-	-	-
Brazilian government	394,082	397,794	394,082	-	-	-	-
Other government	-	36	-	-	-	-	-
Latin America	49,946	50,375	49,946	-	-	-	-
Abroad	35,213	35,272	35,213	-	-	-	-
Corporate securities	211,103	216,005	208,241	3,559	2,512	2,297	350
Rural product note	28,896	28,670	28,618	287	262	29	16
Real estate receivables certificates	7,214	7,318	7,214	-	-	-	-
Bank deposit certificate	1,172	1,172	1,172	-	-	-	-
Debentures	110,075	110,732	108,140	2,470	1,610	2,037	325
Eurobonds and other	8,770	9,035	8,770	-	-	-	-
Financial bills	19,504	19,535	19,504	-	-	-	-
Promissory and commercial notes	11,250	11,251	11,250	-	-	-	-
Other	24,222	28,292	23,573	802	640	231	9
Total	722,835	727,142	714,622	8,818	7,771	2,389	442

Schedule of financial assets individually evaluated classified by rating

Other Financial Assets - Internal Classification by Level of Risk

12/31/2023
Internal rating	Financial Assets - At Amortized Cost		Financial assets at fair value through profit or loss	Financial Assets at fair value through other comprehensive income	Total
	Interbank deposits and securities purchased under agreements to resell	Securities
Low	289,328	257,238	564,288	129,990	1,240,844
Medium	-	3,084	2,604	49	5,737
High	-	421	111	-	532
Total	289,328	260,743	567,003	130,039	1,247,113
%	23.2%	20.9%	45.5%	10.4%	100.0%

12/31/2022
Internal rating	Financial Assets - At Amortized Cost		Financial assets at fair value through profit or loss	Financial Assets at fair value through other comprehensive income	Total
	Interbank deposits and securities purchased under agreements to resell	Securities
Low	281,371	208,605	461,153	126,673	1,077,802
Medium	-	3,816	2,104	75	5,995
High	-	605	50	-	655
Total	281,371	213,026	463,307	126,748	1,084,452
%	25.9%	19.6%	42.7%	11.8%	100.0%

Schedule of collateral for loans and financial lease operations
I.IV.III - Collateral for loan and lease operations

	12/31/2023				12/31/2022
	Over-collateralized assets		Under-collateralized assets		Over-collateralized assets		Under-collateralized assets
	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral
Individuals	154,321	398,935	3,601	3,173	141,896	336,597	3,085	2,861
Personal (1)	4,359	16,157	1,881	1,760	2,971	11,106	1,469	1,394
Vehicles (2)	31,230	73,967	1,315	1,240	29,613	70,901	1,610	1,463
Mortgage loans (3)	118,732	308,811	405	173	109,312	254,590	6	4
Micro / small, medium companies and corporates (4)	167,843	596,817	45,885	43,484	173,007	614,178	41,395	36,233
Foreign loans - Latin America (4)	160,734	304,597	8,340	2,508	175,517	319,085	11,817	4,441
Total	482,898	1,300,349	57,826	49,165	490,420	1,269,860	56,297	43,535
1)	In general requires financial guarantees.
2)	Vehicles themselves are pledged as collateral, as well as assets leased in lease operations.
3)	Properties themselves are pledged as collateral.
4)	Any collateral set forth in the credit policy of ITAÚ UNIBANCO HOLDING (chattel mortgage, surety/joint debtor, mortgage and other).

Schedule of var total - historical simulation

	VaR Total (Historical Simulation) (in millions of reais) (1)
	12/31/2023				12/31/2022
	Average	Minimum	Maximum	Var Total	Average	Minimum	Maximum	Var Total

VaR by Risk Factor Group
Interest rates	1,251	1,059	1,585	1,408	1,102	885	1,751	1,160
Currencies	29	12	74	20	26	9	55	26
Shares	30	14	55	41	27	18	65	65
Commodities	12	2	33	7	4	2	10	10
Effect of diversification	-	-	-	(382)	-	-	-	(527)
Total risk	931	718	1,247	1,094	678	494	1,172	734

Schedule of position of accounts subject to interest rate risk

	12/31/2023						12/31/2022
	0-30 days	31-180 days	181-365 days	1-5 years	Over 5 years	Total	0-30 days	31-180 days	181-365 days	1-5 years	Over 5 years	Total
Financial assets	600,522	345,039	243,631	795,985	294,149	2,279,326	604,311	374,529	208,850	633,722	274,390	2,095,802
At amortized cost	506,280	307,520	174,806	428,529	163,798	1,580,933	464,682	314,608	167,135	391,697	166,250	1,504,372
Compulsory deposits with the Central Bank of Brazil	121,146	-	-	-	-	121,146	102,600	-	-	-	-	102,600
Interbank deposits	28,178	5,608	10,071	7,121	22	51,000	40,782	8,207	7,683	2,800	114	59,586
Securities purchased under agreements to resell	207,697	30,530	-	-	81	238,308	177,458	44,221	47	-	50	221,776
Securities	16,384	37,026	28,335	131,917	46,227	259,889	15,933	18,962	26,633	107,431	42,029	210,988
Loan and lease operations	132,875	234,356	136,400	289,491	117,468	910,590	127,909	243,218	132,772	281,466	124,057	909,422
At fair value through other comprehensive income	24,844	9,683	14,116	56,885	24,511	130,039	35,573	13,335	6,609	47,705	23,526	126,748
At fair value through profit and loss	69,398	27,836	54,709	310,571	105,840	568,354	104,056	46,586	35,106	194,320	84,614	464,682
Securities	59,071	19,439	49,087	289,490	94,665	511,752	81,484	39,344	26,454	169,113	68,704	385,099
Derivatives	10,327	8,357	5,613	20,484	10,470	55,251	22,572	7,215	8,362	24,834	15,225	78,208
Other Financial Assets	-	40	9	597	705	1,351	-	27	290	373	685	1,375
Financial liabilities	698,247	175,283	148,366	686,826	110,138	1,818,860	651,532	177,388	142,668	585,754	112,329	1,669,671
At amortized cost	690,259	169,109	140,559	666,315	99,287	1,765,529	643,530	160,422	125,266	563,338	99,607	1,592,163
Deposits	347,884	78,985	53,949	467,682	2,852	951,352	360,548	75,395	62,860	360,225	12,410	871,438
Securities sold under repurchase agreements	326,025	1,180	4,200	13,250	18,131	362,786	264,284	5,698	816	16,223	6,419	293,440
Interbank market funds	15,099	83,409	77,263	142,023	10,851	328,645	12,918	67,034	57,476	148,390	8,769	294,587
Institutional market funds	805	5,325	5,123	40,885	67,453	119,591	5,379	11,800	3,552	36,642	72,009	129,382
Premium bonds plans	446	210	24	2,475	-	3,155	401	495	562	1,858	-	3,316
At fair value through profit and loss	7,988	6,174	7,807	20,511	10,851	53,331	8,002	16,966	17,402	22,416	12,722	77,508
Derivatives	7,988	6,165	7,798	20,162	10,362	52,475	8,002	16,950	17,164	22,278	12,467	76,861
Structured notes	-	-	2	19	275	296	-	1	1	18	44	64
Other Financial Liabilities	-	9	7	330	214	560	-	15	237	120	211	583
Difference assets / liabilities (1)	(97,725)	169,756	95,265	109,159	184,011	460,466	(47,221)	197,142	66,181	47,987	162,635	426,724
Cumulative difference	(97,725)	72,031	167,296	276,455	460,466		(47,221)	149,921	216,102	264,089	426,724
Ratio of cumulative difference to total interest-bearing assets	(4.3)%	3.2%	7.3%	12.1%	20.2%		(2.3)%	7.2%	10.3%	12.6%	20.4%
1)	The difference arises from the mismatch between the maturities of all remunerated assets and liabilities, at the respective period-end date, considering the contractually agreed terms.

Schedule of primary source of funding

Funding from customers	12/31/2023			12/31/2022
	0-30 days	Total	%	0-30 days	Total	%
Deposits	817,050	951,352		737,633	871,438
Demand deposits	105,634	105,634	7.6%	117,587	117,587	9.1%
Savings deposits	174,765	174,765	12.5%	179,764	179,764	13.9%
Time deposits (1)	527,841	656,591	46.9%	434,450	564,215	43.5%
Other	8,810	14,362	1.0%	5,832	9,872	0.8%
Interbank market funds (1)	200,886	328,645	23.5%	130,074	294,587	22.7%
Funds from own issue (2)	-	8	-	-	8	-
Institutional market funds	1,106	119,591	8.5%	4,630	129,382	10.0%
Total	1,019,042	1,399,596	100.0%	872,337	1,295,415	100.0%
1)	The settlement date is considered as the closest period in which the client has the possibility of withdrawing funds.
2)	Refers to Deposits received under securities repurchase agreements with securities from own issue.

Schedule of off balance commitments

Undiscounted future flows, except for derivatives which are fair value	12/31/2023					12/31/2022
Financial liabilities	0 – 30	31 – 365	366 – 720	Over 720 days	Total	0 – 30	31 – 365	366 – 720	Over 720 days	Total

Deposits	817,054	83,175	29,089	25,015	954,333	737,637	92,481	28,768	21,264	880,150
Demand deposits	105,634	-	-	-	105,634	117,587	-	-	-	117,587
Savings deposits	174,765	-	-	-	174,765	179,764	-	-	-	179,764
Time deposit	527,841	82,376	24,238	25,012	659,467	434,450	91,308	25,870	21,191	572,819
Interbank deposits	900	799	4,851	3	6,553	858	1,173	2,898	73	5,002
Other deposits	7,914	-	-	-	7,914	4,978	-	-	-	4,978

Compulsory deposits	(127,312)	(11,322)	(3,332)	(3,438)	(145,404)	(97,709)	(11,904)	(3,373)	(2,762)	(115,748)
Demand deposits	(24,258)	-	-	-	(24,258)	(13,148)	-	-	-	(13,148)
Savings deposits	(30,505)	-	-	-	(30,505)	(27,923)	-	-	-	(27,923)
Time deposit	(72,549)	(11,322)	(3,332)	(3,438)	(90,641)	(56,638)	(11,904)	(3,373)	(2,762)	(74,677)

Securities sold under repurchase agreements	352,654	4,909	4,217	65,524	427,304	264,451	6,603	7,841	29,287	308,182
Government securities	282,119	4,504	4,029	64,160	354,812	196,672	6,444	7,808	29,176	240,100
Corporate securities	31,059	401	188	1,364	33,012	22,642	1	-	10	22,653
Foreign	39,476	4	-	-	39,480	45,137	158	33	101	45,429

Interbank market funds	200,886	65,124	33,361	43,284	342,655	94,313	101,047	44,547	70,900	310,807

Institutional market funds	1,106	12,227	48,240	81,110	142,683	4,645	5,367	42,162	103,421	155,595

Derivative financial instruments - Net position	7,988	13,963	7,553	22,971	52,475	8,002	34,114	9,056	25,689	76,861
Swaps	3,231	4,064	6,476	21,970	35,741	2,835	5,114	7,344	23,775	39,068
Options	903	7,010	595	464	8,972	3,221	25,087	901	673	29,882
Forwards	2,965	-	1	16	2,982	55	10	-	-	65
Other derivatives	889	2,889	481	521	4,780	1,891	3,903	811	1,241	7,846

Other financial liabilities	-	3	205	352	560	-	252	34	297	583

Total financial liabilities	1,252,376	168,079	119,333	234,818	1,774,606	1,011,339	227,960	129,035	248,096	1,616,430

Off balance commitments		12/31/2023					12/31/2022
	Note	0 – 30	31 – 365	366 – 720	Over 720 days	Total	0 – 30	31 – 365	366 – 720	Over 720 days	Total
Financial guarantees		2,875	32,938	14,264	52,545	102,622	2,987	31,548	12,731	44,513	91,779
Loan commitments		176,017	51,101	10,313	192,647	430,078	161,822	50,552	20,386	172,484	405,244
Letters of credit to be released		20,850	-	-	-	20,850	47,354	-	-	-	47,354
Contractual commitments - Fixed and Intangible assets	13, 14	-	3	-	-	3	-	-	-	3	3
Total		199,742	84,042	24,577	245,192	553,553	212,163	82,100	33,117	217,000	544,380

Schedule of off balance commitments

Off balance commitments		12/31/2023					12/31/2022
	Note	0 – 30	31 – 365	366 – 720	Over 720 days	Total	0 – 30	31 – 365	366 – 720	Over 720 days	Total
Financial guarantees		2,875	32,938	14,264	52,545	102,622	2,987	31,548	12,731	44,513	91,779
Loan commitments		176,017	51,101	10,313	192,647	430,078	161,822	50,552	20,386	172,484	405,244
Letters of credit to be released		20,850	-	-	-	20,850	47,354	-	-	-	47,354
Contractual commitments - Fixed and Intangible assets	13, 14	-	3	-	-	3	-	-	-	3	3
Total		199,742	84,042	24,577	245,192	553,553	212,163	82,100	33,117	217,000	544,380

Schedule of composition of capital adequcy

	12/31/2023	12/31/2022
Available capital (amounts)
Common Equity Tier 1 (CET 1)	166,389	147,781
Tier 1	185,141	166,868
Total capital (PR)	206,862	185,415
Risk-weighted assets (amounts)
Total risk-weighted assets (RWA)	1,215,019	1,238,582
Risk-based capital ratios as a percentage of RWA
Common Equity Tier 1 ratio (%)	13.7%	11.9%
Tier 1 ratio (%)	15.2%	13.5%
Total capital ratio (%)	17.0%	15.0%
Additional CET1 buffer requirements as a percentage of RWA
Capital conservation buffer requirement (%)	2.50%	2.50%
Countercyclical buffer requirement (%)	-	-
Bank G-SIB and/or D-SIB additional requirements (%)	1.0%	1.0%
Total of bank CET1 specific buffer requirements (%)	3.50%	3.50%

Schedule of risk weighted assets

	RWA
	12/31/2023	12/31/2022 (1)
Credit risk (excluding counterparty credit risk)	976,915	1,016,137
Of which: standardised approach for credit risk	924,518	1,016,137
Of which: foundation internal rating-based approach (F-IRB)	-	-
Of which: advanced internal rating-based approach (A-IRB)	52,397	-
Counterparty credit risk (CCR)	30,804	40,222
Of which: standardized approach for counterparty credit risk (SA-CCR)	22,259	25,361
Of which: other CCR	8,545	14,861
Equity investments in funds - look-through approach	5,871	8,002
Equity investments in funds - mandate-based approach	-	104
Equity investments in funds - fall-back approach	1,543	1,461
Securitisation exposures in banking book	4,141	4,408
Market Risk	43,179	30,935
Of which: standardized approach (RWAMPAD)	52,299	36,745
Of which: internal models approach (RWAMINT)	18,871	23,097
Operational Risk	103,094	96,590
Payment Services risk (RWASP)	NA	NA
Amounts below the thresholds for deduction	49,472	40,723
Total	1,215,019	1,238,582
1)	For comparative purposes, the allocation of the value of the historical RWAcva portion was adapted according to BACEN Regulatory Instruction No. 385/23.

Schedule sensitivity analysis

Assumptions	12/31/2023
	Impact in Income		Impact in Stockholders’ Equity
	Insurance	Private pension	Insurance	Private pension
Discount rate
0.5 p.p. increase	-	(16)	53	612
0.5 p.p. decrease	-	6	(57)	(673)
Biometric tables
5% increase	(3)	51	-	-
5% decrease	3	(54)	-	-
Claims
5% increase	(30)	-	-	-
5% decrease	30	-	-	-

Schedule maturity analysis of estimated undiscounted future cash flows

Period	12/31/2023			12/31/2022
	Insurance	Private pension	Total	Insurance	Private pension	Total
1 year	(806)	15,247	14,441	(660)	16,603	15,943
2 years	(310)	19,187	18,877	(232)	18,773	18,541
3 years	(220)	18,409	18,189	(186)	17,835	17,649
4 years	(109)	17,850	17,741	(120)	17,113	16,993
5 years	5	17,354	17,359	(50)	16,498	16,448
Over 5 years	1,963	425,166	427,129	1,891	378,341	380,232
Total (1)	523	513,213	513,736	643	465,163	465,806
1)	Refers to (inflows) and outflows of cash flows related to insurance contracts and private pension.